Accounts receivable - Receivable from sold equipment (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of accounts receivable
Receivable from sold equipment	kr 2,745	kr 2,429	kr 3,811
Non-current receivable from sold equipment	898	649	1,084
Current receivable from sold equipment	1,847	1,780	2,727
Receivables from sold equipment
Disclosure of accounts receivable
Change in accounting principle, IFRS 9 (Note 35)	51
Adjusted loss allowance at January 1 (IFRS 9)	51
Net change in loss allowance	(5)
Total reserve for loss allowance	46
Cost
Disclosure of accounts receivable
Receivable from sold equipment	2,791	kr 2,429	kr 3,811
Accumulated impairment
Disclosure of accounts receivable
Receivable from sold equipment	kr (46)